Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 45,280	R 40,266
Tax effect if remitted	1,718	1,582
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings at end of year that would be subject to dividend withholding tax	12,555	11,826
Tax effect if remitted	267	327
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings at end of year that would be subject to dividend withholding tax	2,346	2,891
Tax effect if remitted	188	235
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings at end of year that would be subject to dividend withholding tax	23,591	18,968
Tax effect if remitted	1,179	948
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings at end of year that would be subject to dividend withholding tax	6,788	6,581
Tax effect if remitted	R 84	R 72